Recoverable Taxes	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Recoverable Taxes

9.                 RECOVERABLE TAXES

	Dec. 31, 2024	Dec. 31, 2023
Current
ICMS (VAT) (a)	485	476
PIS/Pasep (b)	1	24
Cofins (b)	5	114
Others	20	21
	511	635
Non-current
ICMS (VAT) (a)	847	726
PIS/Pasep (b)	132	128
Cofins (b)	476	465
	1,455	1,319
	1,966	1,954

a)    ICMS (VAT) credits

The ICMS (VAT) credits reported in non-current assets arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

b)   Pis/Pasep and Cofins taxes credits over ICMS

In May 2019, Cemig and its subsidiaries recorded PIS/Pasep and Cofins credits relating to the amounts paid for these contributions’ incident on ICMS, from July 2003 to May 2019. The methods for recovering these credits are: (i) compensating the balance to be recovered with the monthly amounts payable for other federal taxes; or (ii) receiving writs of precatory payment from the Federal Government.

The offsetting mechanism was enabled for Cemig D and Cemig GT, as a means of speeding recovery of the credits. Cemig (parent company) will receive these credits in the form of payments, since it does not have a sufficient volume of monthly payments to justify offsetting.

Cemig (parent company) has a balance of R$565 receivable in these credits, posted in Non-current assets. The amounts are being updated by the Selic rate.

In 2024, tax credits of PIS/Pasep and Cofins taxes previously charged on amounts of ICMS tax were offset against federal taxes payable, in a total of R$137 (R$1,335 in 2023). Offsetting of tax credits is a transaction that does not involve cash and thus is not reflected in the Statements of cash flow.